Investments in joint ventures - Narrative (Details) - CHS AGRO S.A.	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (as a percent)		100.00%	50.00%
Proportion of ownership interest in joint venture acquired (as a percent)	50.00%